GENERAL INFORMATION (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Latam Travel Chile S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.518.860-6
Country of origin		Chile
Functional Currency		US$
Direct		99.99%	99.99%	99.99%
Indirect		0.01%	0.01%	0.01%
Total		100.00%	100.00%	100.00%
Inmobiliaria Aeronautica S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.763.900-1
Country of origin		Chile
Functional Currency		US$
Direct		0.00%	0.00%	99.01%
Indirect		0.00%	0.00%	0.99%
Total		0.00%	0.00%	100.00%
Lan Pax Group S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.969.680-0
Country of origin		Chile
Functional Currency		US$
Direct		99.8361%	99.8361%	99.8361%
Indirect		0.1639%	0.1639%	0.1639%
Total		100.00%	100.00%	100.00%
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Peru
Functional Currency		US$
Direct		49.00%	49.00%	49.00%
Indirect		21.00%	21.00%	21.00%
Total		70.00%	70.00%	70.00%
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		93.383.000-4
Country of origin		Chile
Functional Currency		US$
Direct		99.8939%	99.8939%	99.8939%
Indirect		0.0041%	0.0041%	0.0041%
Total		99.898%	99.898%	99.898%
Connecta Corporation [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		U.S.A.
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Prime Airport Services Inc. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		U.S.A.
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.951.280-7
Country of origin		Chile
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Fast Air Almacenes de Carga S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.631.520-2
Country of origin		Chile
Functional Currency		CLP
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Laser Cargo S.R.L. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Argentina
Functional Currency		ARS
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Lan Cargo Overseas Limited and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Bahamas
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Lan Cargo Inversiones S.A. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.969.690-8
Country of origin		Chile
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Inversiones Lan S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.575.810-0
Country of origin		Chile
Functional Currency		US$
Direct		99.71%	99.71%	99.71%
Indirect		0.29%	0.29%	0.29%
Total		100.00%	100.00%	100.00%
Technical Trainning LATAM S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.847.880-K
Country of origin		Chile
Functional Currency		CLP
Direct		99.83%	99.83%	99.83%
Indirect		0.17%	0.17%	0.17%
Total		100.00%	100.00%	100.00%
Latam Finance Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Cayman Insland
Functional Currency		US$
Direct		100.00%	100.00%	0.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	100.00%	0.00%
Peuco Finance Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Cayman Insland
Functional Currency		US$
Direct		100.00%	100.00%	0.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	100.00%	0.00%
Profesional Airline Services INC. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		U.S.A.
Functional Currency		US$
Direct		100.00%	100.00%	0.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	100.00%	0.00%
Jarletul S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Uruguay
Functional Currency		US$
Direct		99.00%	0.00%	0.00%
Indirect		1.00%	0.00%	0.00%
Total		100.00%	0.00%	0.00%
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[1]	Foreign
Country of origin	[1]	Brazil
Functional Currency	[1]	BRL
Direct	[1]	63.0901%	63.0901%	63.0901%
Indirect	[1]	36.9099%	36.9099%	36.9099%
Total	[1]	99.9993%	99.9993%	100.00%

[1]	As of December 31, 2018, the indirect participation percentage over TAM S.A. and Subsidiaries comes from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 49% of political rights its percentage arise as a result of the provisional measure No. 714 of the Brazilian government implemented during 2016 that allows foreign capital to have up to 49% ownership. In this way, since April 2016, LATAM Airlines Group S.A. owns 901 shares with the right to vote of Holdco I S.A., which is equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 shares with the right to vote of Holdco I S.A., which is equivalent to 51% of the total shares with voting rights.